RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions Outstanding	The following amounts were outstanding at 31 December 2025 and 31 December 2024:

	2025	2024
	£m	£m
Amounts owed by related parties	105	68
Amounts owed to related parties	(126)	(104)